STOCKHOLDERS EQUITY (DEFICIT) (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 02, 2025	Feb. 25, 2022	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2021	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 20, 2025	May 14, 2025
Common stock, shares authorized										200,000,000	200,000,000
Common stock, Par Value										$ 0.0001	$ 0.0001
Common stock shares issued										25,615,000	24,234,982
Common stock, shares outstanding										25,615,000	24,234,982
Loss on exercise of warrants										$ (60,000)	$ 0
Issuance of shares of common stock for services, value						$ 158,010				58,000	122,000
Balance, amount			$ (405,141)	$ (287,989)	$ 24,270,232	(76,960)		$ (287,989)	$ (76,960)	(76,960)	(10,672)
Net loss			(805,767)	(493,852)	(596,316)	(95,656)		(1,299,619)	(691,971)	(1,171,439)	(348,288)
Balance, amount			$ 15,413,878	(405,141)	$ (93,521)	24,270,232		$ 15,413,878	(93,521)	$ (287,989)	$ (76,960)	$ (10,672)
Common Class B [Member]
Common stock, shares authorized			50,000,000					50,000,000		50,000,000				50,000,000
Common stock, Par Value			$ 0.0001					$ 0.0001		$ 0.0001				$ 0.0001
Common stock shares issued			11,876,557					11,876,557		0
Common stock, shares outstanding			11,876,557					11,876,557		0
Series A Preferred Stock [Member]
Preferred Stock, shares authorized			25,000,000					25,000,000		25,000,000
Preferred Stock, Par Value			$ 0.0001					$ 0.0001		$ 0.0001			$ 0.0001
Preferred Stock shares issued			24,805,000					24,805,000		0
Preferred Stock, shares outstanding			24,805,000					24,805,000		0
Common Stock [Member]
Cancellation of shares		1,000,000
Purchase up to shares of common stock		1,000,000
Purchase of shares during period		1,000,000
Preferred Stock, shares authorized														225,000,000
Preferred Stock, Par Value														$ 0.0001
Common stock, shares authorized										200,000,000				325,000,000
Common stock, Par Value										$ 0.0001	$ 0.0001			$ 0.0001
Purchase price per share		$ 0.10
Desription of investment		The investment was in excess of $50,000 entitling the investor to receive shares and warrants at a reduced price instead of at $0.20 per share from those investors investing less than $50,000. The investor failed to pay $75,000 of the aggregate investment and the Company has determined that the investor will not receive the benefit of the $0.10 per share price and its shares shall be calculated on the basis of $0.20 per share, for which there is an adjusted number of common shares (and no warrants), of 125,000 shares for the cash proceeds of $25,000 that the company received from the investor
Authorized capital														600,000,000
Common stock shares issued										25,615,000
Common stock, shares outstanding										25,615,000
Issuance of shares of common stock for cash										150,000	550,000	550,000
Proceeds from issuance of common stocks										$ 30,000	$ 100,000	$ 78,000
Issuance of shares of common stock for services, shares										100,000	600,000	617,482
Issuance of shares of common stock for services, value										$ 58,000	$ 122,000	$ 174,295
Common stock additional issued for cash											100,000	100,000
Proceeds from Additional issuance of common stocks											$ 20,000	$ 20,000
Issued shares of common stock from convertible note, share										1,100,000	500,000
Issued shares of common stock from convertible note, amount										$ 680,000	$ 60,000
Restricted common stock shares issue										30,018
Restricted common stock shares for the conversion of loan amount										$ 17,410
Common stock issued for warrant exercise												350,000
Cash proceeds from exercise of warrants												$ 35,000
Series B Convertible Preferred Stock [Member]
Preferred Stock, shares authorized			100					100
Preferred Stock, Par Value			$ 1.00					$ 1.00					0.0001
Series C Convertible Preferred Stock [Member]
Preferred Stock, shares authorized			329,289					329,289
Preferred Stock, Par Value													0.0001
Preferred Stock shares issued			329,288					329,288		0
Preferred Stock, shares outstanding			329,288					329,288		0
Series D Convertible Preferred Stock [Member]
Preferred Stock, shares authorized			115,502					115,502
Preferred Stock, Par Value													$ 0.0001
Preferred Stock shares issued			115,502					115,502		0
Preferred Stock, shares outstanding			115,502					115,502		0
Warrants [Member]
Purchase shares of Common Stock	1,600,000
Deferred offering cost			$ 990,614					$ 990,614
Number of common stock, sold							2,000,000
Per Share Price							$ 0.10
Aggregate Value							$ 200,000
Discount Rate							50.00%
Warrants tranches 1 [Member]
Purchase shares of Common Stock	400,000
Exercise price	$ 0.70
Warrants tranches 2 [Member]
Purchase shares of Common Stock	400,000
Exercise price	$ 1.00
Warrants tranches 3 [Member]
Purchase shares of Common Stock	400,000
Exercise price	$ 1.30
Warrants tranches 4 [Member]
Purchase shares of Common Stock	400,000
Exercise price	$ 1.60
Changes In Equity [Member]
Issuance of shares of common stock for cash										150,000
Proceeds from issuance of common stocks										$ 30,000
Loss on exercise of warrants										(60,000)
Issuance of shares of common stock for services, shares											600,000
Issuance of shares of common stock for services, value											$ 122,000
Balance, amount				$ (287,989)		$ (76,960)		$ (287,989)	$ (76,960)	$ (76,960)	$ (10,672)
Issuance of restricted common stock, shares										30,018
Issuance of restricted common stock, amount										$ 17,410
Issuance of restricted common stock shares for conversion of loan, amount										$ 540,000
Issuance of restricted common stock shares for conversion of loan, shares										900,000
Issuance of restricted common stock shares interest convertible loan, shares										200,000	500,000
Issuance of restricted common stock shares interest convertible loan, amount										$ 120,000	$ 60,000
Adjustment for officers' payroll										$ 135,000
Sale of restricted common stock shares										100,000	550,000
Sale of restricted common stock shares, value										$ 58,000	$ 100,000
Net loss										(1,171,439)	(348,288)
Balance, amount										$ (287,989)	$ (76,960)	$ (10,672)